Right of use assets and liabilities Payments lease liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Interest expense on lease liabilities	$ 28,458,000	$ 11,354,000
Principal repayments on IFRS 16 lease liabilities	77,913,000	36,761,000	$ 0
Decrease accrued interest expense - leases	(206,000)	17,000
Net increase in prepaid interest expense - leases	(382,000)	1,066,000
Lease payments	$ 105,783,000	$ 49,198,000